OPERATING SEGMENTS - Revenue Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Disclosure of operating segments [line items]
Revenue	Rp 149,216	$ 9,690	Rp 147,306	Rp 143,210
Operating Segments.
Disclosure of operating segments [line items]
Total segment revenues	199,945		197,018	188,944
Revenue from other non-operating segments	645		617	412
Revenue	199,945		197,018	188,944
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Inter-segment elimination	(51,374)		(50,329)	(46,146)
Revenue	Rp (50,729)		Rp (49,712)	Rp (45,734)